Schedule - Valuation and Qualifying Accounts (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation allowances on deferred tax assets written off against the deferred tax assets	$ 1,703	$ 6,034	$ 1,176
Accounts receivable allowances written off against related accounts receivables	$ 13,117	$ 4,930	$ 2,126